Allowance for Loan Losses - Schedule of Impairment on Allowance for Loan Losses, by Class of Loans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for Loan Losses:
Allowance for loan losses, Beginning balance	$ 2,181,451	$ 2,504,000	$ 2,059,000
Charge-offs	(12,000)	(96,000)	(211,000)
Recoveries	96	21	56
Provision	(400,000)	(248,000)	600,000
Allowance for loan losses, Ending balance	1,864,788	2,181,451	2,504,000
Loans individually evaluated for impairment	168,000	642,000	836,000
Loans collectively evaluated for impairment	1,697,000	1,539,000	1,668,000
Commercial and Other Loans [Member]
Allowance for Loan Losses:
Allowance for loan losses, Beginning balance	179,000		212,000
Charge-offs			(8,000)
Recoveries			2,000
Provision	81,000		(27,000)
Allowance for loan losses, Ending balance	260,000		179,000
Loans individually evaluated for impairment	32,000	23,000	7,000
Loans collectively evaluated for impairment	228,000	156,000	172,000
Commercial Real Estate [Member]
Allowance for Loan Losses:
Allowance for loan losses, Beginning balance	1,762,000	2,082,000	1,511,000
Charge-offs		(87,000)	(156,000)
Recoveries	84,000	15,000	45,000
Provision	(531,000)	(248,000)	682,000
Allowance for loan losses, Ending balance	1,315,000	1,762,000	2,082,000
Loans individually evaluated for impairment	136,000	619,000	829,000
Loans collectively evaluated for impairment	1,179,000	1,143,000	1,253,000
Consumer Real Estate [Member]
Allowance for Loan Losses:
Allowance for loan losses, Beginning balance	193,000		272,000
Charge-offs			(28,000)
Provision	70,000		(51,000)
Allowance for loan losses, Ending balance	263,000		193,000
Loans collectively evaluated for impairment	263,000	193,000	193,000
Consumer Loans [Member]
Allowance for Loan Losses:
Allowance for loan losses, Beginning balance	47,000	50,000	64,000
Charge-offs	(12,000)	(9,000)	(19,000)
Recoveries	12,000	6,000	9,000
Provision	(20,000)		(4,000)
Allowance for loan losses, Ending balance	27,000	47,000	50,000
Loans collectively evaluated for impairment	$ 27,000	$ 47,000	$ 50,000